Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2015, 2016 and 2017.

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues:
E-commerce	7,342,959	6,277,183	5,768,243
New business	-	-	73,732
Inter-segment*	-	-	(25,143)
Total consolidated net revenues	7,342,959	6,277,183	5,816,832

Operating income/(loss):
E-commerce	151,410	132,255	95,012
New business	-	-	(133,237)
Inter-segment*	-	-	-
Total segment operating income/(loss)	151,410	132,255	(38,225)
Total consolidated operating loss	151,410	132,255	(38,225)
Total other income	54,834	49,531	25,025
Income/(loss) before tax	206,244	181,786	(13,200)

(*) The inter-segment eliminations mainly consist of revenues related to research and development services and warehouse services provided by E-commerce to New-business.